Business combination	12 Months Ended
Dec. 31, 2013
Business combination
Business combination

11.   Business combination

  (1) PW Pictures

        In August 2008, the Group made an investment of RMB3,000,000 for 10% interest in Perfect World (Beijing) Pictures Co., Ltd., or PW Pictures, formerly known as Beijing Perfect World Cultural Communication Co., Ltd., or PW Cultural, a newly established Chinese media and entertainment company and principally engages in film and television business. The Group accounted for the RMB3,000,000 using the cost method of accounting. In April 2009, the Group further entered a capital increase and share transfer agreement with the other equity holder of PW Pictures, to acquire additional equity interest from the other equity holder for a consideration of RMB17,800,000. In addition, the Group also injected RMB52,200,000 capital into PW Pictures in conjunction with the agreement. The Group holds 89% equity in PW Pictures after this transaction. As the Group obtained unilateral control of PW Pictures on the acquisition date, it started to consolidate PW Pictures' financial statements thereafter. According to the agreement, the Group is required to transfer up to 19% of its equity interest in PW Pictures to the non-controlling interest holder should the profit of the existing film projects acquired achieve certain predetermined profit target. In December 2009, the Group transferred 9% equity in PW Pictures to the non-controlling interest holder of PW Pictures for free based on the performance achieved of the acquired film projects. As of December 31, 2009, the Group held 80% equity interest in PW Pictures. The Group recognized the non-controlling interest based on their equity interest and the fair value of contingent interest transfer on the acquisition date and the subsequent settlement was accounted for within equity. No additional equity interest adjustment needs to be made under the agreement.

        The excess of (i) the total of the value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of previously held equity interest in PW Pictures over (ii) the fair value of the identifiable net assets of PW Pictures was recorded as goodwill relating to film, television and others segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

RMB (in thousands)
Current assets	89,033
Non current assets	1,880
Current liabilities	(9,098)

Fair value of net assets of PW Pictures (a)	81,815

Cumulative consideration (b)	73,000
Non-controlling interest at fair value (c)	14,465

Goodwill (b+c-a)	5,650

        Goodwill primarily represents the expected synergies from combining operations of the Group and PW Pictures, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

        In July 2010, the Group further entered into a share transfer agreement with the other equity holder of PW Pictures, to acquire the remaining 20% equity interest held by the other equity holder for a consideration of approximately RMB16,900,000. The Group holds 100% equity in PW Pictures after this transaction. As the Group had controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount was recorded in additional paid-in capital of the Group.

        In August 2011, the Group sold its film and television business to a related party, for detail of this transaction, please see Note 12.

  (2) Xinbaoyuan and Baohong

        In July 2010, the Group invested approximately RMB192,300,000 in Beijing Xinbaoyuan Movie & TV Investment Co., Ltd. ("Xinbaoyuan") and Shanghai Baohong Entertainment and Media Co., Ltd. ("Baohong") and took 55% equity interest in both entities. Total consideration of RMB192,300,000 comprised (i) RMB110,000,000 in cash and (ii) up to RMB82,300,000 contingent consideration would be paid in 2011. Based on the investment agreement, the original shareholders shall be responsible for collection of certain receivables, and the contingent consideration would be paid by four installments according to the percentage of receivable collected. Contingent consideration would be adjusted if the receivables cannot be fully collected and is assessed at fair value as of the acquisition date based on the probability and timing of collection. As the Group obtained unilateral control of Xinbaoyuan and Baohong on the acquisition date, it started to consolidate Xinbaoyuan and Baohong's financial statements thereafter. The main purpose of the acquisition is to further diversify the Group's film and television business. The purchase price was determined based on arms' length negotiations between the Group and the equity holders of the acquired entities.

        The excess of (i) the total of the value of consideration transferred, fair value of contingent consideration and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of Xinbaoyuan and Baohong was recorded as goodwill related to film, television and others segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
TV series right	51,609
Other identifiable tangible assets and liabilities	10,785
Identifiable intangible assets	10,060	5.25

Identifiable net assets acquired (a)	72,454

Cash consideration (b)	110,000
Contingent consideration (c)	79,810
Non-controlling interest (d)	104,350

Goodwill (b+c+d-a)	221,706

        Goodwill primarily represents the expected synergies from combining operations of the Group, Xinbaoyuan and Baohong, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired companies' financial performance made by the Group, none of the acquired companies on its own or in total is considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

        As of July 31, 2011, the Group has paid contingent consideration of RMB54,750,000 to the original shareholders of Xinbaoyuan and Baohong. In August 2011, the Group sold its film and television business to a related party, for detail of this transaction, please see Note 12.

  (3) Ye Net

        In April 2009, the Group made an investment of approximately RMB15,000,000 in Ye Net to acquire 30% of its equity interest. Ye Net is principally engaged in web game development and operation. The equity interest of the Group in Ye Net was increased to 37.5% in 2010 triggered by certain key performance indicator set in the original agreement with no additional consideration paid. In January 2011, the Group acquired additional 42.5% equity interest of Ye Net triggered by certain key performance indicator set in the original agreement, for a total consideration of RMB3,000,000. The gain recognized on revaluation of the previously held equity method investment in Ye Net was not material.

        As of December 31, 2011, the Group held 80% equity interest in Ye Net. The non-controlling interest was recognized based on its acquisition date fair value, and was subsequently adjusted by attribution of net income or loss and other comprehensive income or loss based on its relative ownership interests in Ye Net. No additional equity interest adjustment needs to be made under the agreement.

        In a business combination achieved in stages, the Group re-measured its previously held equity interest in Ye Net at its acquisition-date fair value using the discounted cash flow method. The excess of (i) the total of the value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of previously held equity interest in Ye Net over (ii) the fair value of the identifiable net assets of Ye Net was recorded as goodwill relating to the PRC operating segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	2,860	2.75
IPR&D	2,120	Note 3(14)
Trade name and domain name	1,380	Indefinite
Other identifiable tangible assets and liabilities	19,672

Identifiable net assets acquired (a)	26,032

Cash consideration (b)	3,000
Previous held equity interest on acquisition date (c)	15,170
Non-controlling interest (d)	8,090

Goodwill (b+c+d-a)	228
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	1,591

Goodwill	1,819

        Goodwill primarily represents the expected synergies from combining operations of the Group and Ye Net, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

        In July 2012, the Group further entered into a share transfer agreement with the other equity holders of Ye Net, to acquire the remaining 20% equity interest held by the other equity holders for a consideration of approximately RMB4,444,444. The Group holds 100% equity in Ye Net after this transaction. As the Group maintained controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount of the non-controlling interest, amounting to RMB912,252, was recorded in additional paid-in capital of the Group.

  (4) Cryptic Studios

        In August 2011, the Group invested approximately RMB323,079,967 to acquire 100% equity interest of Cryptic Studios. Upon consummation of the transaction, Cryptic Studios became the Group's wholly owned subsidiary. The main purpose of the acquisition is to further penetrate into the U.S. and European markets and further strengthen the Group's well established research and development ("R&D") and operational capabilities globally. The purchase price was determined based on arms' length negotiations between the Group and the equity holders of Cryptic Studios.

        The acquisition had been accounted for as a business combination and the results of operations of Cryptic Studios from the acquisition date have been included in the Group's consolidated financial statements. The allocation of the purchase price is as follows:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(1,328)
Identifiable intangible assets:
Game engine	21,717	5
Trade name and domain name	30,803	Indefinite
Complete games	55,485	4
IPR&D	47,172	Note 3(14)

Identifiable net assets acquired (a)	153,849
Cash consideration (b)	323,080

Goodwill (b)-(a)	169,231
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	28,806

Goodwill	198,037

        The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill relating to the International operating segment. The goodwill is not expected to be deductible for tax purposes. No significant measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

  (5) Unknown Worlds

        In August 2011, the Group made an investment of approximately RMB10,803,330 in Unknown Worlds to acquire 40% of its equity interest. Unknown Worlds is principally engaged in game development and operation. In February 2013, the Group acquired additional 20% equity interest of Unknown Worlds for a total consideration of approximately RMB5,098,956. The gain recognized on revaluation of the previously held equity method investment in Unknown Worlds was not material. The Group holds 60% equity in Unknown Worlds after this transaction. As the Group obtained control of Unknown Worlds on the acquisition date, it started to consolidate Unknown Worlds' financial statements thereafter. The non-controlling interest was recognized based on its acquisition date fair value, and was subsequently adjusted by attribution of net income or loss and other comprehensive income or loss based on its relative ownership interests in Unknown Worlds. No additional equity interest adjustment needs to be made under the agreement.

        In a business combination achieved in stages, the Group re-measured its previously held equity interest in Unknown Worlds at its acquisition date fair value using the discounted cash flow method. The excess of (i) the total of the value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of previously held equity interest in Unknown Worlds over (ii) the fair value of the identifiable net assets of Unknown Worlds was recorded as goodwill relating to the International operating segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	7,410	1.9
Other identifiable tangible assets and liabilities	11,941

Identifiable net assets acquired (a)	19,351

Cash consideration (b)	5,099
Previously held equity interest on acquisition date (c)	17,039
Non-controlling interest (d)	12,084

Goodwill (b+c+d-a)	14,871
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	3,444

Goodwill	18,315

        Goodwill primarily represents the expected synergies from combining operations of the Group and Unknown Worlds, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

  (6) Wuhu Huitian

        In December 2013, the Group invested approximately RMB255,000,000 to acquire 100% equity interest of Wuhu Huitian, of which RMB153,000,000 was paid upon acquisition. The remaining non-contingent purchase consideration of RMB102,000,000 will be paid in one year from the contract date. Upon consummation of the transaction, Wuhu Huitian became the Group's wholly owned subsidiary. The main purpose of the acquisition is to create synergies and provide better support for the Group's gaming business, and to capture new growth opportunities in the broad spectrum of the future gaming industry.

        The acquisition had been accounted for as a business combination and the results of operations of Wuhu Huitian from the acquisition date have been included in the Group's consolidated financial statements. The allocation of the purchase price is as follows:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	6,493
Identifiable intangible assets:
Customer relationships	18,220	3
Non-compete agreements	1,700	3
Trade name, domain name and license	50,700	Indefinite

Identifiable net assets acquired (a)	77,113
Cash consideration paid (b)	153,000
Cash consideration payable (c)	102,000

Goodwill (b)+(c)-(a)	177,887
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	9,088

Goodwill	186,975

        The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill relating to the PRC operating segment. The goodwill is not expected to be deductible for tax purposes. No significant measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.